Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator for earnings per share calculation:
Income from continuing operations	$ 3,287	$ 1,285	$ 1,097	$ 962	$ 1,707	$ 1,542	$ 924	$ 1,147	$ 6,631	$ 5,320	$ 5,230
Income allocated to participating securities									(24)	(27)	(26)
Net income attributable to noncontrolling interest									(1)	(2)	(2)
Income from continuing operations attributable to CVS Health									$ 6,606	$ 5,291	$ 5,202
Denominator for earnings per share calculation:
Weighted average shares, basic (in shares)									1,020	1,073	1,118
Effect of dilutive securities (in shares)									4	6	8
Weighted average shares, diluted (in shares)									1,024	1,079	1,126
Earnings per share from continuing operations:
Earnings per share, basic (in dollars per share)	$ 3.23	$ 1.26	$ 1.07	$ 0.93	$ 1.60	$ 1.44	$ 0.86	$ 1.04	$ 6.48	$ 4.93	$ 4.65
Earnings per share, diluted (in dollars per share)	$ 3.22	$ 1.26	$ 1.07	$ 0.92	$ 1.59	$ 1.43	$ 0.86	$ 1.04	$ 6.45	$ 4.91	$ 4.62